Retirement Benefits - Assumptions for Determining Projected Benefit Obligation and Net Periodic Cost of Defined Benefit Pension Plans (Details) - Defined Benefit Pension Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effect of change in assumptions used in calculations
Increase in plan liability, if discount rate were reduced by 25 basis points	$ 57
U.S.
For determining net periodic cost for the year:
Discount rates (as a percent)			1.95%
Expected long-term rates of return on assets (as a percent)			2.95%
Minimum | Non-U.S.
For determining projected benefit obligation at year-end:
Discount rates (as a percent)	1.90%	1.90%	2.35%
Rates of increase in compensation levels (as a percent)	2.25%	2.25%	2.25%
For determining net periodic cost for the year:
Discount rates (as a percent)	1.90%	1.90%	2.20%
Rates of increase in compensation levels (as a percent)	2.25%	2.25%	2.25%
Expected long-term rates of return on assets (as a percent)	1.90%	4.30%	4.90%
Maximum
Estimated future employer contributions to defined benefit pension plans
Expected contributions in next fiscal year	$ 25
Maximum | Non-U.S.
For determining projected benefit obligation at year-end:
Discount rates (as a percent)	5.50%	5.00%	5.50%
Rates of increase in compensation levels (as a percent)	7.00%	7.00%	7.00%
For determining net periodic cost for the year:
Discount rates (as a percent)	5.00%	5.50%	5.00%
Rates of increase in compensation levels (as a percent)	7.00%	7.00%	8.00%
Expected long-term rates of return on assets (as a percent)	7.40%	7.00%	7.00%